Significant accounting policies - Detail Of Lease Commitments Reconciliation With Lease Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure of changes in accounting estimates [abstract]
Operating lease commitments at December 31, 2018 as per the consolidated annual financial statements		€ 386
Discounted using the incremental borrowing rate at January 1, 2019		302
Short term leases		(7)
Extenstion and termination options reasonably certain to be exercised		(4)
Exclusion of non-lease components		(6)
Lease liabilities recognized at January 1, 2019	€ 311	€ 285